Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
IntangibleAssets [Abstract]
Summary of Intangible Assets
Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Computer software	11,590	12,429	1,704
Accumulated amortization	(10,626)	(11,442)	(1,568)
Accumulated impairment	—	(566)	(78)

	964	421	58